Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 23, 2010	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2020
Contingent Liabilities and Commitments (Details) [Line Items]
License agreement, description				In addition, upon initiation of sales of Glassia manufactured by Takeda the Company will be entitled to royalty payments at a rate of 12% on net sales of Glassia through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually (the “Royalty Payments”).
Unpaid balance of millstone payments				$ 5,000
Distribution agreement, description				Based on the agreement, the Company estimates that the total revenues from sales of Glassia to Takeda for the year 2021 will be $25 million. See note 22a for information regarding 2020 revenues from sales to Takeda.
Contract asset				$ 2,059
Baxter Healthcare Corporation [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreement term	30 years
Agreement payment amount	$ 45,000
Amount received from Distribution Agreement				40,000
Maximum cost of experiment with Glassia				$ 10,000
Patents [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration date				15 years
Master Clinical Services Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration date			7 years
Manufacturing Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration date		12 years